DISCONTINUED OPERATIONS - Results of discontinued operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DISCONTINUED OPERATIONS
Net loss from discontinued operations	$ (1,447)	$ (691)
Cryptocurrency mining | Discontinued operations
DISCONTINUED OPERATIONS
Total operating expenses		691
Loss from discontinued operations		(691)
Loss from discontinued operation before income taxes		(691)
Net loss from discontinued operations		$ (691)